EMPLOYEE BENEFITS	12 Months Ended
Jun. 30, 2024
Classes of employee benefits expense [abstract]
EMPLOYEE BENEFITS	EMPLOYEE BENEFITS

Equity settled share-based payments (“new long-term incentive” or “ELTI”)
The grant date fair value of equity settled share-based payment arrangements is recognised as an expense, with a corresponding increase in equity, over the vesting period of the awards. The expense is adjusted to reflect the number of awards for which the related service and non-market performance conditions are expected to be met, such that the amount ultimately recognised is based on the number of awards that meet the related service and non-market performance conditions at vesting date.

19.2     TRANSACTIONS WITH KEY MANAGEMENT PERSONNEL
    Interests in contracts
None of the directors, officers or major shareholders of DRDGOLD or, to the knowledge of DRDGOLD’s management, their families, had any interest, direct or indirect, in any transaction entered into during the year ended 30 June 2024 or the preceding financial years, or in any proposed transaction which has affected or will materially affect DRDGOLD or its subsidiaries other than disclosed in these financial statements. None of the directors or officers of DRDGOLD or any associate of such director or officer is currently or has been at any time during the past financial year materially indebted to DRDGOLD.

Key management personnel remuneration

Amounts in R million	Note	2024	2023	2022

- Board fees paid		7.9	7.6	7.8
- Salaries paid		93.2	82.0	82.5
- Short term incentives relating to this cycle		94.0	83.8	84.1
- Market value of long-term incentives vested and transferred	19.1	13.7	31.1	40.1
		208.8	204.5	214.5